real estate joint ventures and investment in associate - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)		Jun. 30, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Current assets
Cash and temporary investments, net		$ 2,183	$ 1,903	$ 848		$ 971	$ 1,058	$ 535
Total		6,105		4,683
Non-current assets
Other		1,907		1,106
Total		39,910		38,638
Assets		46,015		43,321
Current liabilities
Accounts payable and accrued liabilities		3,110		2,968
Current		1,913		1,432
Total		6,518		5,915
Non-current liabilities
Non-current		18,019		18,856
Other		846		1,265
Total		23,847		24,838
Liabilities		30,365		30,753
Owners' equity
TELUS		14,756		12,040		12,046
Other partners		894		528
Total		15,650		12,568	[1]	$ 12,380		$ 10,659
Total		46,015		$ 43,321
Miovision Technologies Incorporated
Disclosure of associates
Ownership interest in businesses acquired (as a percentage)				28.00%
Real estate joint ventures
Current assets
Cash and temporary investments, net		9		$ 11
Other		25		18
Total		34		29
Non-current assets
Investment property		335		332
Other		10		13
Total		345		345
Assets		379		374
Current liabilities
Accounts payable and accrued liabilities		12		21
Construction credit facilities		342		342
Non-current liabilities
Liabilities		354		363
Owners' equity
TELUS		9		5
Other partners		16		6
Total		25		11
Total		$ 379		$ 374
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2

[1]	The opening balance of retained earnings has been adjusted as set out in Note 18(c).